Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,786,699,020.71	60,790		58.1 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$317,750,000.00	2.65000%		April 15, 2020
Class A-2a Notes	$481,220,000.00	2.78%		February 15, 2022
Class A-2b Notes	$100,000,000.00	2.97771%	*	February 15, 2022
Class A-3 Notes	$491,350,000.00	2.78%		September 15, 2023
Class A-4 Notes	$159,770,000.00	2.85%		August 15, 2024
Class B Notes	$48,940,000.00	3.02%		October 15, 2024
Class C Notes	$32,620,000.00	3.25%		September 15, 2025
Total	$1,631,650,000.00
		* One-month LIBOR + 0.16%

II. AVAILABLE FUNDS

Interest:
Interest Collections	$621,194.34

Principal:
Principal Collections	$12,815,426.29
Prepayments in Full	$3,688,582.34
Liquidation Proceeds	$34,794.20
Recoveries	$49,311.16
Sub Total	$16,588,113.99
Collections	$17,209,308.33

Purchase Amounts:
Purchase Amounts Related to Principal	$268,628.20
Purchase Amounts Related to Interest	$1,346.66
Sub Total	$269,974.86

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,479,283.19

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	43
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,479,283.19
Servicing Fee	$204,377.39	$204,377.39	$0.00	$0.00	$17,274,905.80
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,274,905.80
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,274,905.80
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,274,905.80
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,274,905.80
Interest - Class A-4 Notes	$269,544.79	$269,544.79	$0.00	$0.00	$17,005,361.01
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,005,361.01
Interest - Class B Notes	$123,165.67	$123,165.67	$0.00	$0.00	$16,882,195.34
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,882,195.34
Interest - Class C Notes	$88,345.83	$88,345.83	$0.00	$0.00	$16,793,849.51
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,793,849.51
Regular Principal Payment	$15,430,915.31	$15,430,915.31	$0.00	$0.00	$1,362,934.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,362,934.20
Residual Released to Depositor	$0.00	$1,362,934.20	$0.00	$0.00	$0.00
Total		$17,479,283.19

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,430,915.31
Total					$15,430,915.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,430,915.31	$96.58	$269,544.79	$1.69	$15,700,460.10	$98.27
Class B Notes	$0.00	$0.00	$123,165.67	$2.52	$123,165.67	$2.52
Class C Notes	$0.00	$0.00	$88,345.83	$2.71	$88,345.83	$2.71
Total	$15,430,915.31	$9.46	$481,056.29	$0.29	$15,911,971.60	$9.75

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$113,492,543.04	0.7103495	$98,061,627.73	0.6137675
Class B Notes	$48,940,000.00	1.0000000	$48,940,000.00	1.0000000
Class C Notes	$32,620,000.00	1.0000000	$32,620,000.00	1.0000000
Total	$195,052,543.04	0.1195431	$179,621,627.73	0.1100859

Pool Information
Weighted Average APR	2.972%	2.974%
Weighted Average Remaining Term	22.58	21.81
Number of Receivables Outstanding	22,639	21,905
Pool Balance	$245,252,870.67	$228,306,944.63
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$227,685,650.37	$212,254,735.06
Pool Factor	0.1372659	0.1277814

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,079,138.42
Yield Supplement Overcollateralization Amount	$16,052,209.57
Targeted Overcollateralization Amount	$48,685,316.90
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$48,685,316.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,079,138.42
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,079,138.42
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,079,138.42

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		55	$138,495.01
(Recoveries)		118	$49,311.16
Net Loss for Current Collection Period			$89,183.85
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4364%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3066%
Second Prior Collection Period			0.3251%
Prior Collection Period			0.5050%
Current Collection Period			0.4520%
Four Month Average (Current and Prior Three Collection Periods)			0.3972%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,296	$14,330,683.06
(Cumulative Recoveries)			$3,853,978.40
Cumulative Net Loss for All Collection Periods			$10,476,704.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5864%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,347.90
Average Net Loss for Receivables that have experienced a Realized Loss			$3,178.61

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.46%	219	$3,329,338.72
61-90 Days Delinquent	0.19%	25	$423,945.48
91-120 Days Delinquent	0.04%	4	$100,384.35
Over 120 Days Delinquent	0.13%	19	$301,508.49
Total Delinquent Receivables	1.82%	267	$4,155,177.04

Repossession Inventory:
Repossessed in the Current Collection Period		7	$91,504.86
Total Repossessed Inventory		9	$147,973.96

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2352%
Prior Collection Period			0.2297%
Current Collection Period			0.2191%
Three Month Average			0.2280%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3617%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-A
Monthly Investor Report

Collection Period	September 2022
Payment Date	10/17/2022
Transaction Month	43

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	65	$1,031,560.89
2 Months Extended	74	$1,030,382.49
3+ Months Extended	15	$256,204.61

Total Receivables Extended	154	$2,318,147.99

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer